USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS	12 Months Ended
Jun. 30, 2021
USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS
Use of accounting assumptions, estimates and judgements
2

USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES

AND JUDGEMENTS
The preparation of the consolidated

financial statements requires management to

make accounting assumptions, estimates and
judgements that affect the application of the Group's accounting policies and reported amounts of assets and liabilities, income
and expenses.
Accounting

assumptions,

estimates

and

judgements

are

reviewed

on

an

ongoing

basis.

Revisions

to

reported

amounts

are
recognised in the

period in which

the revision is

made and in

any future periods

affected. Actual

results may differ

from these
estimates.
Information about

assumptions and

estimates in

applying accounting

policies that

have the

most significant

effect on the

amounts
recognised in the consolidated financial statements are included in the notes:
NOTE 9

PROPERTY,

PLANT AND EQUIPMENT
NOTE 11

PROVISION FOR ENVIRONMENTAL REHABILITATION
NOTE 18

INCOME TAX
NOTE 24

PAYMENTS

MADE UNDER PROTEST
NOTE 25

OTHER INVESTMENTS
Information about

significant judgements

in applying

accounting policies

that have

the most

significant effect

on the

amounts
recognised in the consolidated financial statements are included in the notes:
NOTE 24

PAYMENTS

MADE UNDER PROTEST
NOTE 25

OTHER INVESTMENTS
NOTE 26

CONTINGENCIES